Revenue and other income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of revenue [text block] [Abstract]
Other income	$ 306,154	$ 308,225
Additional other income		50,055
Government assistance packages	161,600	154,904
R&D grant	$ 74,821